GUIDESTONE FUNDS
Supplement dated December 18, 2025
to
Prospectus and Summary Prospectus each dated May 1, 2025,
for the Low-Duration Bond Fund and Defensive Market Strategies® Fund
This supplement provides new information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.
I.  SUB-ADVISER CHANGE FOR THE LOW-DURATION BOND FUND
Effective on January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBHCP”) will become a sub-adviser to the Low-Duration Bond Fund (“LDBF”). Brown Brothers Harriman & Co. (“BBH”) recently created a new U.S. subsidiary in BBHCP. This SEC-registered investment adviser houses the fixed income team and strategies formerly of BBH, of which the LDBF is a client. Upon effectiveness, BBHCP will become the sub-adviser to an assigned portion of the LDBF that was previously allocated to BBH, and all references to BBH will be deleted in their entirety and replaced with BBHCP.
In the section “Sub-Advisers and Portfolio Managers” for the LDBF, beginning on page 79, the disclosure for BBH is deleted in its entirety and replaced with the following:

Brown Brothers Harriman Credit Partners, LLC
Andrew Hofer Portfolio Co-Manager	Since March 2025
Neil Hohmann Portfolio Co-Manager	Since March 2025
Paul Kunz, CFA Portfolio Co-Manager	Since March 2025
Under the heading “Sub-Advisers” for the LDBF, on page 216, the disclosure for BBH is deleted in its entirety and replaced with the following:
Brown Brothers Harriman Credit Partners, LLC (“BBHCP”), 140 Broadway, New York, New York 10005: BBHCP, is a Delaware limited liability company, founded in 2025. It is a majority owned subsidiary of, and controlled by, Brown Brothers Harriman & Co. (“BBH”) which was founded in 1818. BBHCP is a registered investment adviser and serves as an investment adviser or sub-adviser to mutual funds that are registered under the 1940 Act, private funds, institutional separately managed accounts, collective investment trusts and collective investment funds organized under the Undertakings for Collective Investments in Transferable Securities. BBHCP commenced operations and became a sub-adviser on January 1, 2026. As of September 30, 2025, BBHCP’s parent, BBH, had assets under management of approximately $96.7 billion. The portfolio managers who are jointly and primarily responsible for the day-to-day management of an assigned portion of the Low-Duration Bond Fund are Andrew Hofer, Portfolio Co-Manager, Neil Hohmann, Partner of BBH and Portfolio Co-Manager and Paul Kunz, CFA, Portfolio Co-Manager. Messrs. Hofer, Hohmann and Kunz each began serving as portfolio managers of BBHCP upon the commencement of operations, and previously had more than five years of investment management experience with BBH.
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II. PORTFOLIO MANAGER UPDATES FOR THE DEFENSIVE MARKET STRATEGIES® FUND
Effective November 3, 2025, Tim Hutfilz, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc. (“Shenkman”), began serving as a portfolio manager to the firm’s assigned portion of the Defensive Market Strategies® Fund (“DMSF”).
In addition, effective December 1, 2025, Thomas Whitley, Senior Vice President and Portfolio Manager of Shenkman, no longer serves as a portfolio manager to the firm’s assigned portion of the DMSF. Upon effectiveness, all references to Mr. Whitley are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the DMSF, on page 110, the disclosure for Shenkman is deleted in its entirety and replaced with the following:

Shenkman Capital Management, Inc.
Jordan Barrow Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager	Since July 2015
Jeffrey Gallo Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager	Since July 2022
Tim Hutfilz Senior Vice President, Portfolio Manager	Since November 2025
Mark R. Shenkman President	Since September 2011
Justin W. Slatky Executive Vice President and Chief Investment Officer	Since October 2016
Under the heading “Sub-Advisers” for the DMSF, beginning on page 220, the disclosure for Shenkman is deleted in its entirety and replaced with the following:
Shenkman Capital Management, Inc. (“Shenkman”), 151 West 42nd Street, 29th Floor, New York, New York 10036: Shenkman is an independently owned, registered investment adviser founded in July 1985 by Mark R. Shenkman, President. Since its inception, Shenkman’s business has been focused on researching and investing across the entire capital structure of highly leveraged companies through in-depth, bottom-up, fundamental credit analysis. As of September 30, 2025, the firm had assets under management of approximately $38.0 billion, which includes $3.6 billion managed by an affiliate. Shenkman employs a team approach to portfolio management. Justin W. Slatky, Executive Vice President and Chief Investment Officer, is responsible for setting strategies and direction with respect to the firm’s investment-related activities. Mr. Shenkman has ultimate responsibility with respect to the firm’s operations, including its strategic direction, client relationships and investment program. The primary day-to-day oversight responsibilities of the portion of the Defensive Market Strategies Fund assigned to Shenkman are conducted by Messrs. Shenkman and Slatky. The primary day-to-day management of the portion of the Defensive Market Strategies Fund assigned to Shenkman is conducted by Jordan Barrow, Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager, Jeffrey Gallo, Senior Vice President, Co-Head of Liquid Credit and Portfolio Manager, and Tim Hutfilz, Senior Vice President and Portfolio Manager. Messrs. Slatky, Barrow and Gallo have all been with the firm for more than five years. Mr. Hutfilz has been with the firm since November 2025, and prior to joining Shenkman, Mr. Hutfilz served 20 years as a Partner and Managing Director at TPG Angelo Gordon.
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GUIDESTONE FUNDS
Supplement dated December 18, 2025
to
Statement of Additional Information (“SAI”) dated May 1, 2025
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  CHANGES TO MANAGEMENT OF THE FUNDS
Effective December 31, 2025, Deanna A. Mankins will retire as Chief Financial Officer of the City of Zachary, Louisiana, and references to Ms. Mankins’ position with the City of Zachary will be amended as follows.
Under the section entitled Information About Each Director’s Qualifications, Experience, Attributes or Skills, beginning on page 58, in the “Independent Directors” section of the directors and officers table, the disclosure for Ms. Mankins is deleted in its entirety and replaced with the following:
Name (Year of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Trusteeships/ Directorships Held by Director During Past 5 Years[2]
INDEPENDENT DIRECTORS
Deanna A. Mankins (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Director	Since 2023	Retired[3]; Chief Financial Officer, City of Zachary, 2019 – 2025.	27	None
(1)
Each Independent Director serves until his or her resignation, removal or mandatory retirement. Each Interested Director serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Directors of GuideStone Financial Resources, if applicable. All Directors must retire at the end of the calendar year in which they attain the age of 80. Officers serve at the pleasure of the Board of Directors.
(2)
Directorships not included in the Trust complex that are held by a director in any company with a class of securities registered pursuant to section 12 of the Securities Exchange Act of 1934 or any company registered as an investment company under the 1940 Act.
(3)
Ms. Mankins retired as Chief Financial Officer of the City of Zachary, Louisiana effective December 31, 2025.
In the section entitled Information About Each Director's Qualifications, Experience, Attributes or Skills, beginning on page 58, the paragraph for Deanna A. Mankins is deleted and replaced with the following:
Deanna A. Mankins. Ms. Mankins served as the Chief Financial Officer of the City of Zachary, Louisiana, since early 2019, and retired effective December 31, 2025. Prior to this, she served as the Tax Manager for Postlethwaite & Netterville, APAC, where she was employed for over 21 years. She also serves as the Treasurer for the Foundation Assisting Zachary Education and is a board member of the Finance Advisory Committee for the Recreation and Park Commission of East Baton Rouge Parish. Ms. Mankins is a CPA. She holds a Bachelor of Science degree in Accounting, magna cum laude, from Louisiana State University.
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II.  SUB-ADVISER CHANGE FOR THE LOW-DURATION BOND FUND
Effective on January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBHCP”) will become a sub-adviser to the Low-Duration Bond Fund (“LDBF”). Brown Brothers Harriman & Co. (“BBH”) recently created a new U.S. subsidiary in BBHCP. This SEC-registered investment adviser houses the fixed income team and strategies formerly of BBH, of which the LDBF is a client. Upon effectiveness, BBHCP will become the sub-adviser to an assigned portion of the LDBF that was previously allocated to BBH, and all references to BBH will be deleted in their entirety and replaced with BBHCP.
In the section entitled Control Persons of Sub-Advisers, the disclosure pertaining to BBH for the LDBF, on page 71, is deleted in its entirety and replaced with the following:
Brown Brothers Harriman Credit Partners, LLC (“BBHCP”), 140 Broadway, New York, New York 10005: BBHCP is controlled by and is a majority owned subsidiary of Brown Brothers Harriman & Co. (“BBH”). It is managed by the firm’s chief executive officer and other principal officers under the direction of Daniel Greifenkamp, Chief Executive Officer. BBHCP is overseen by a board of directors, consisting of partners and principals (i.e., most senior executives) of BBH, who have retained certain responsibilities. Mr. Greifenkamp oversees the daily operations of BBHCP.
In the section disclosing Portfolio Manager Compensation, the disclosure pertaining to BBH, on page 95, is deleted in its entirety and replaced with the following:
Brown Brothers Harriman Credit Partners, LLC (“BBHCP”). Neil Hohmann is a Partner of Brown Brothers Harriman and Co. (“BBH”) and Portfolio Manager of BBHCP. As a Partner, most of Mr. Hohmann’s compensation is linked directly to the profits of BBH through a working interest in BBH’s profits and a return on capital invested in BBH. His working interest is set at the beginning of each calendar year by BBH’s Executive Committee based on his overall contribution to BBH and BBHCP, including the investment performance and profitability of the funds and accounts that he manages and co-manages. Mr. Hohmann has also invested capital in BBH and receives an annual return on his invested capital that fluctuates each year based on the overall profits of BBH.
Andrew Hofer and Paul Kunz are Portfolio Managers of BBHCP. Messrs. Hofer and Kunz are paid a salary and variable incentives based on experience, the investment performance of their respective funds and other portfolios managed or co-managed and the overall profitability of BBHCP. Their salaries are determined within a market competitive salary range and based on individual experience and performance. The variable incentives are composed of two separate elements. The first element is a cash bonus paid after the end of each calendar year based on multiple performance criteria (the “Performance Bonus”). A portion of the Performance Bonus is a deferred award. The second element is participation in a profit-sharing plan that allows all employees to share in the success of BBH in meeting its profit objectives. This participation is a uniform portion of each employee’s salary plus eligible bonus payments and is paid to each employee’s 401(k) account. The main criteria for establishing the Performance Bonuses are the investment performance of their respective funds and certain other funds and separate accounts managed and co-managed by Messrs. Hofer and Kunz, their leadership and collaboration and communication skills. In addition to salary and variable incentives, certain portfolio managers may have an equity or profit-sharing interest in affiliated private funds, including performance-based compensation such as carried interest.
III.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective November 3, 2025, Tim Hutfilz, Senior Vice President and Portfolio Manager of Shenkman Capital Management, Inc. (“Shenkman”), began serving as a portfolio manager to the firm’s assigned portion of the Defensive Market Strategies® Fund (“DMSF”).

In addition, effective December 1, 2025, Thomas Whitley, Senior Vice President and Portfolio Manager of Shenkman, no longer serves as a portfolio manager to the firm’s assigned portion of the DMSF. All references to Mr. Whitley are deleted in their entirety.

The Other Accounts Managed table, beginning on page 81, is amended as follows to update the disclosures for Shenkman. The information is current as of December 31, 2024, unless otherwise indicated.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Shenkman Capital Management, Inc.
Jordan Barrow	2	$1,905	21	$5,700	108	$15,126	2	$1,905	15	$3,869	N/A	N/A
Jeffrey Gallo	2	$1,905	21	$5,700	108	$15,126	2	$1,905	15	$3,869	N/A	N/A
Tim Hutfilz*	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mark R. Shenkman	2	$1,905	30	$9,503	131	$23,744	2	$1,905	22	$6,638	1	$6,370
Justin W. Slatky	2	$1,905	30	$9,503	131	$23,744	2	$1,905	22	$6,638	1	$6,370
*As of September 30, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE